Earnings (Loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings (Loss) per share
Summary of earnings (loss) per share

		2021
	2022	Restated*	2020
Loss after taxes (attributable to VIA optronics AG shareholders) in EUR	(10,507,366)	(12,516,084)	(4,919,484)
Weighted average of shares outstanding	4,530,701	4,530,701	3,398,330
Loss per share in EUR	(2.32)	(2.76)	(1.45)

* Certain amounts for 2021 have been restated; see Note 2.4